TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018
Carrying value of transferred assets [Member] | Repurchase agreement & stock lending [Member]
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Financial assets at fair value through profit or loss		£ 9,186	£ 6,815
Financial assets at fair value through other comprehensive income		7,897	7,279
Carrying value of transferred assets [Member] | Securitisation programme [Member]
Financial assets at amortised cost:
Loans and advances to customers	[1]	42,545	41,674
Carrying value of associated liabilities [Member] | Repurchase agreement & stock lending [Member]
TRANSFERS OF FINANCIAL ASSETS (Details) - Schedule of Transfered Assets and Liabilities [Line Items]
Financial assets at fair value through profit or loss		3,364	961
Financial assets at fair value through other comprehensive income		5,875	5,337
Carrying value of associated liabilities [Member] | Securitisation programme [Member]
Financial assets at amortised cost:
Loans and advances to customers	[1]	£ 7,335	£ 5,479

[1]	The carrying value of associated liabilities excludes securitisation notes held by the Group of 31,436 million (31 December 2018: 31,701 million).